Finance Receivables - Net Finance Receivables Held for Investment and Sale That Were Modified as TDR Finance Receivables (Details) (10-K) $ in Millions	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2016 USD ($) Account	Sep. 30, 2015 USD ($) Account	Mar. 31, 2013	Sep. 30, 2016 USD ($) Account	Sep. 30, 2015 USD ($) Account	Dec. 31, 2015 USD ($) Account	Dec. 31, 2014 USD ($) Account	Dec. 31, 2013 USD ($) Account
Financing Receivable, Modifications [Line Items]
TDR net finance receivables | $	$ 8	$ 2		$ 16	$ 6	$ 13	$ 35	$ 70
Number of TDR accounts | Account	1,093	378		2,191	1,014	1,848	718	1,284
Real Estate Loans Held for Sale [Member]
Financing Receivable, Modifications [Line Items]
TDR net finance receivables | $						$ 1	$ 3
Number of TDR accounts | Account						17	49
Unlikely to be Collected Financing Receivable [Member]
Financing Receivable, Modifications [Line Items]
Number of days past due before which a loan is charged off to the allowance for finance receivable losses				60 days		60 days
Nonperforming Financial Instruments [Member]
Financing Receivable, Modifications [Line Items]
Default period TDR finance receivables to be considered Non-performing						12 months
Number of days past due before which a loan is charged off to the allowance for finance receivable losses				90 days		90 days
Consumer Loan [Member]
Financing Receivable, Modifications [Line Items]
Number of days past due before which a loan is charged off to the allowance for finance receivable losses			180 days			90 days
TDR net finance receivables | $						$ 8	$ 1	$ 1
Number of TDR accounts | Account						1,655	141	355
Revolving Credit Facility [Member]
Financing Receivable, Modifications [Line Items]
Number of days past due before which a loan is charged off to the allowance for finance receivable losses						180 days
Spring Castle Portfolio [Member]
Financing Receivable, Modifications [Line Items]
TDR net finance receivables | $						$ 2	$ 1	$ 0
Number of TDR accounts | Account						147	53	0
Real Estate Loans Held for Investment [Member]
Financing Receivable, Modifications [Line Items]
TDR net finance receivables | $						$ 3	$ 33	$ 69
Number of TDR accounts | Account						46	524	929